Reportable Segments (Details) - Schedule of reportable segments using discrete asset information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reportable Segments (Details) - Schedule of reportable segments using discrete asset information [Line Items]
Revenues	$ 21,551	$ 26,331	$ 23,374
Operating income	5,524	6,828	5,463
Billing and Related Services [Member]
Reportable Segments (Details) - Schedule of reportable segments using discrete asset information [Line Items]
Revenues	13,888	14,355	14,628
Operating income	5,105	4,818	4,412
Messaging [Member]
Reportable Segments (Details) - Schedule of reportable segments using discrete asset information [Line Items]
Revenues	7,663	11,976	8,746
Operating income	$ 419	$ 2,010	$ 1,051